OTHER RESERVES	12 Months Ended
Dec. 31, 2018
Other reserves [abstract]
OTHER RESERVES
27	OTHER RESERVES

	2018	2017
	US$’000	US$’000

Share compensation reserve	1,364	-
Hedging reserve	(867)	(15)
Translation reserve	(3,283)	5,773
Merger reserve	(18,354)	-
	(21,140)	5,758

Share
compensation
reserve

	2018	2017
	US$’000	US$’000

Balance at 1 January	-	-
Share-based payments expenses	1,364	-
Balance at 31 December	1,364	-

The Group operates a forfeitable share plan (the “2018 FSP” or “Award”), in which certain employees of the company and its subsidiaries participate.  On 31 July 2018, the Group granted the participating employee entitlements to be settled with a specified number of ordinary shares in the company which these shares will be allotted and issued in 3 equal tranches over a  period of 3 years commencing on 1 March 2020. This is subject to the condition that the participating employee remains employed during the vesting period relevant to each tranche.

A participant has no ownership rights (such as rights to dividends and voting) in the ordinary shares subject to the Award until such right has vested and the ordinary shares have been registered in the participant’s name. The Award is subject to the risk of forfeiture until the vesting date should the participating employee no longer be employed for the period ending on the vesting date. However, the participating employee may be settled with all or a portion of the Award as determined by the rules of the 2018 FSP depending on the reasons for termination of his employment prior to the vesting date, and, in the case of retirement or termination for a reason not specifically set out in the 2018 FSP prior to the vesting date, subject to the discretion of the Compensation and Nomination Committee. The vesting of the ordinary shares is not subject to any performance-related conditions. The Group may utilise treasury shares or issue new ordinary shares when settling shares upon a participating employee. The employee is not required to make any payment for the ordinary shares settled upon him or her but is liable for taxation thereon.

At any time, the aggregate number of ordinary shares of the company subject to Awards and that have not vested shall not exceed 5% of the ordinary shares in issue. The 2018 FSP was adopted on 4 May 2018. On the date of adoption of the 2018 FSP, the company’s issued share capital comprised 1 ordinary share and accordingly no Awards could be granted thereunder. On 18 June 2018 the company’s share capital increased from 1 ordinary share to 19,063,833 ordinary shares, and from the following day the maximum number of ordinary shares that could have been granted was 953,191. Since 18 June 2018 there has been no change to the company’s share capital and as accordingly at 31 December 2018, the issued share capital of the company comprised 19,063,833 ordinary shares. As at that date, 743,000 ordinary shares were granted
and the maximum number of ordinary shares in respect of which further Awards could have been granted under the 2018 FSP was 210,191.

Details of the share awards outstanding during the year are as follows:

	2018
	Number of share awards	Fair value at grant date

Outstanding at beginning of the year	-
Granted during the year	743,000	US$10.18
Forfeited during the year	-
Outstanding at the end of the year	743,000

The fair value at grant date is determined based on the share price on the date of the grant. The Group recognised total expenses of $2,294,000 related to share-based payment transactions during the year and of which, $1,364,000 relates to the 2018 FSP and $933,000 relates to forfeitable share plan previously granted by Grindrod Limited.

Hedging reserve

The hedging reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge recognised in other comprehensive income and accumulated in hedging reserve is reclassified to profit or loss when the hedged transaction impacts the profit or loss, or is included as a basis adjustment to the non-financial hedged item, consistent with the applicable accounting policy.

Translation reserve

Exchange differences relating to the translation from the functional currencies of the Group’s foreign subsidiaries into United States dollars are brought to account by recognising those exchange differences in other comprehensive income and accumulating them in a separate component of equity under the header of translation reserve. Gains and losses on hedging instruments that are designated as hedges of net investments in foreign operations are also recognised in other comprehensive income and accumulated in a separate component of equity under the header of translation reserve.

Merger reserve

This represents the residual differences between the ‘Parent invested capital’ and the Company’s ‘share capital’ as a result of the Spin-off (Note 2.2).